GENERAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 29, 2016	Dec. 31, 2017	Dec. 31, 2016
Net loss		$ (18,044)	$ (3,720)
Cash flow from operating activities		(7,119)	(692)
Accumulated deficit		31,617	13,573
Cash purchase price		$ 295
Treasury stock shares acquired		90,000
Treasury stock shares acquired, value		$ 25
Ordinary Shares, authorized		100,000,000	11,665,085
Preferred Shares, authorized		10,000,000	10,000,000
Preferred Shares, par value		$ 0.0001	$ 0.0001
Reverse stock split		one-for-100
Conversion ratio		1:1
Common Stock [Member]
Net loss
KokiCare Inc. [Member]
Cash purchase price	$ 320
Cash dividend	$ 2.50
KokiCare Inc. [Member] | Common Stock [Member]
Treasury stock shares acquired	90,000
Treasury stock shares acquired, value	$ 25